Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share (EPS) [Abstract]
Earnings per share explanatory
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018

Profit attributable to Navios Logistics’ stockholders	11,669	30,154	8,410
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net earnings per share from continuing operations: Basic and diluted	0.58	1.51	0.42